                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K Capital Partners, LLC
                 -------------------------------
   Address:      75 Park Plaza
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-06203
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Abner Kurtin
         -------------------------------
Title:   Portfolio Manager
         -------------------------------
Phone:   617-646-7700
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Abner Kurtin               Boston, MA      November 8, 2007
   -------------------------------  -----------------  ----------------
           [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:         5
                                        --------------------

Form 13F Information Table Value Total:     $  84,189
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Altria Group Inc              Common       02209S103   34,174   491,500  SH              Sole                491,500
Convera Corp                  CL A         211919105      800   205,000  SH              Sole                205,000
Davita Inc                    Common       23918K108   10,241   162,100  SH              Sole                162,100
Sovereign Bancorp Inc         Common       845905108   24,386 1,431,100  SH              Sole              1,431,100
Sun-Times Media Group Inc     Common       86688Q100   14,588 6,426,410  SH              Sole              6,426,410